Tax on Profit on Ordinary Activities (Current Tax) (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Abstract]
Current tax	£ (483)	£ 2,584